Loans to Third Pairties, Net (Details Textual)			1 Months Ended
	Nov. 07, 2019	Sep. 05, 2017	Dec. 25, 2017
Beijing Chuangyouyi Education Technology Co.,Ltd [Member]
Loans to Third Pairties, Net (Details Textual)
Loans to third pairties, description			Distance Learning loaned RMB600,000 (USD84631 as of March 31, 2020) to Beijing Chuangyouyi Education Technology Co.,Ltd ("Chuangyouyi"). The loan bears an interest rate of 6% and is not guaranteed. The maturity was December 24, 2018.
Beijing Dejinbao Mining Engineering Co., Ltd [Member]
Loans to Third Pairties, Net (Details Textual)
Loans to third pairties, description		Distance Learning loaned RMB3,000,000 (USD423,155 as of March 31, 2020) to Beijing Dejinbao Mining Engineering Co., Ltd ("Dejinbao"). The loan bears an interest rate of 6% and is not guaranteed. The original maturity was September 5, 2019, and was later extended to September 4, 2021. On September 27, 2018, Distance Learning loaned an additional RMB600,000 (USD84,631 as of March 31, 2020) to Dejinbao. The loan bears an interest rate of 6% and is not guaranteed. The maturity of the loan is September 26, 2022.
Guizhou Hengsheng Technology Development Co., Ltd [Member]
Loans to Third Pairties, Net (Details Textual)
Loans to third pairties, description	Guizhou Huafu loaned RMB500,000 (USD70,526 as of March 31, 2020) to Guizhou Hengsheng Technology Development Co., Ltd ("Hengsheng"). The maturity was May 7, 2020. On January 15, 2020, Hengsheng repaid RMB200,000. Hengshegn have repaid the remining loaned balance of RMB300, 000 on May 8, 2020.